Prepayments and other current assets (Tables)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2019
Prepayments and other current assets
Summary of prepayments and other current assets

	As of March 31,
	2021	2020
Prepaid service fees	$1,708,093	$1,385,756
Prepaid legal service fee	8,334	575,594
Prepaid insurance fee	68,110	—
Other current assets	—	1,752
Total	$1,784,537	$1,963,102

	As of March 31,
	2019	2018
Prepaid service fees	$900,968	$—
Others	1,843	—
Total	$902,811	$1,973